As filed with the United States Securities and Exchange Commission on July 13, 2012
1933 Act Reg. No. 033-39519
1940 Act Reg. No. 811-05686

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 59	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 63	☑

(Check appropriate box or boxes.)
AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
(Exact name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Melissa Nguyen, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
1 Parkview Plaza	2600 One Commerce Square
Oakbrook Terrace, IL 60181	Philadelphia, Pennsylvania 19103
It is proposed that this filing will become effective (check appropriate box)
     ☑    immediately upon filing pursuant to paragraph (b)
     ☐    on (date) pursuant to paragraph (b)
     ☐    60 days after filing pursuant to paragraph (a)(1)
     ☐    on (date) pursuant to paragraph (a)(1)
     ☐    75 days after filing pursuant to paragraph a(2)
     ☐    on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     ☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 13th day of July, 2012.

Registrant:	AIM INVESTMENT SECURITIES FUNDS
(INVESCO INVESTMENT SECURITIES FUNDS)

By:	/s/ Philip A. Taylor Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	July 13, 2012

/s/ David C. Arch*	Trustee	July 13, 2012

(David C. Arch)

/s/ Frank S. Bayley*	Trustee	July 13, 2012

(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	July 13, 2012

(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	July 13, 2012

(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	July 13, 2012

(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	July 13, 2012

(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	July 13, 2012

(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	July 13, 2012

(Jack M. Fields)

/s/ Carl Frischling*	Trustee	July 13, 2012

(Carl Frischling)

/s/ Prema Mathai-Davis*	Trustee	July 13, 2012

(Prema Mathai-Davis)

SIGNATURES	TITLE	DATE

/s/ Larry Soll*	Trustee	July 13, 2012

(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	July 13, 2012

(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	July 13, 2012

(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	July 13, 2012

(Wayne W. Whalen)

	Vice President & Treasurer	July 13, 2012

/s/ Sheri Morris (Sheri Morris)	(Principal Financial and Accounting Officer)

*By	/s/ Philip A. Taylor Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 51 on December 21, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def